Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 27, 2024	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021	Jan. 01, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the CC view the link between the Company’s performance and NEO pay. For additional information about our pay-for-performance philosophy and how we align NEO compensation with Company performance, refer to the “Compensation Discussion and Analysis” section above.

Required Tabular Disclosure of Pay Versus Performance

The following table provides information regarding the relationship between “compensation actually paid” to our Principal Executive Officer (“PEO”), and average compensation actually paid to our other NEOs, and certain financial performance of the Company. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section above.

					Value of Initial Fixed $100 Investment Based on
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)	Net Income	Company Selected Measure - Adjusted EBITDA(5)
2024	$2,400,089	$4,997,113	$916,296	$1,621,300	$23.02	$(25.64)	$22,570,000	$56,751,000
2023	$1,577,003	$2,679,260	$744,688	$1,022,936	$(31.13)	$(33.64)	$10,926,000	$45,695,000
2022	$2,086,033	$(1,401,302)	$895,360	$(95,303)	$(42.81)	$(39.64)	$(8,448,000)	$23,276,000
2021	$2,990,848	$959,656	$757,809	$270,012	$12.78	$102.49	$(8,417,000)	$27,526,000
2020	$2,190,963	$6,791,079	$893,569	$2,130,191	$33.61	$41.27	$(14,496,000)	$28,126,000
(1)	Mr. Bieber was our principal executive officer for the year 2024. Dr. Brisbin was our principal executive officer for the years 2023, 2022, 2021 and 2020.
(2)

Amounts presented under “Compensation Actually Paid” do not reflect actual amounts of compensation paid to the PEO and other Non-PEO NEOs; rather, “Compensation Actually Paid” amounts are calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the detail of amounts deducted and added to the Summary Compensation Table total to calculate “Compensation Actually Paid”. There are no adjustments for pension or dividend payments as the Company does not have supplemental executive retirement plans and does not pay dividends. The valuation assumptions used to calculate fair values of equity awards did not materially differ from those disclosed at the time of grant.

	2024
	PEO	Average of Non-PEO NEOs
Total Compensation as reported on Summary Compensation Table	$2,400,089	$916,296
Subtract pension values reported in Summary Compensation Table	$—	$—
Subtract the fair value of stock awards reported in Summary Compensation Table	$(1,102,000)	$(264,480)
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	$—
Add fair value as of end of covered year of equity awards granted in covered year that are unvested and outstanding at end of covered year	$2,832,699	$679,858
Add dividends paid on unvested shares/share units	$—	$—
Add change in fair value from end of prior year to end of covered year for equity awards granted in prior years that were outstanding and unvested at end of covered year	$670,431	$253,878
Add equity awards that are granted and vest in the covered year, the fair value as of the vesting date	$—	$—
Add change in fair value from end of prior year to vesting date for equity awards granted in prior years that vested during covered year	$195,894	$35,748
Subtract equity awards granted in prior years that are forfeited in covered year, the fair value of such equity awards as of the end of the prior year	$—	$—
Compensation Actually Paid	$4,997,113	$1,621,300

(3)	In 2024, our other NEOs consisted of Creighton K. Early, Chief Financial Officer, and Micah H. Chen, General Counsel. In 2023 and 2022, our other

NEOs consisted of Michael A. Bieber, President, Creighton K. Early, Chief Financial Officer, Micah H. Chen, General Counsel, and Paul Whitelaw, former Senior Vice President, Business Development. In 2021, our other NEOs consisted of Michael A. Bieber, President, Creighton K. Early, Chief Financial Officer, Stacy B. McLaughlin, former Chief Financial Officer, Micah H. Chen, General Counsel, and Paul Whitelaw, former Senior Vice President, Business Development. In 2020, our other NEOs consisted of Michael A. Bieber, President, Stacy B. McLaughlin, former Chief Financial Officer, Daniel Chow, former Chief Operating Officer, and Adam C. Procell, former Chief Strategy Officer.

(4)

Total shareholder return assumes that $100 was invested on the measurement date in Willdan Group, Inc. common stock and the peer group as set forth below. This shareholder return assumes reinvestment of all dividends. As part of our bi-annual independent compensation consultant study, our peer group is analyzed and updated to (i) replace peers that have have been acquired and (ii) ensure the companies in our peer group continue to be comparable in size, business profile, and other factors, in order to be appropriate for the compensation decision-making process.
The customized peer group for 2024 consists of: American Superconductor Corporation, Ameresco, Inc., Bowman Consulting Group Ltd., C3.ai, Inc., Exponent, Inc., ICF International, Inc., Iteris, Inc., Limbach Holdings, Inc., LSI Industries, Inc., Montrose Environmental Group, Inc., NV5 Global, Inc., Quest Resource Holding Corporation, RCM Technologies, Inc., Resources Connection, Inc., and Stem, Inc. The peer group total shareholder return for 2024 utilizing the peer group of 2023 is $(35.19).
The customized peer group for 2023 and 2022 consists of: American Superconductor Corporation, Atlas Technical Consultants, Inc., Bowman Consulting Group Ltd., C3.ai, Inc., Charah Solutions, Inc., Exponent, Inc., FTC Solar, Inc., ICF International, Inc., Limbach Holdings, Inc., Montrose Environmental Group, Inc., NV5 Global, Inc., Orion Energy Systems, Inc., RCM Technologies, Inc., Resources Connection, Inc., and Stem, Inc. The customized peer group for 2021 and 2020 consists of: Ameresco, Inc., Charah Solutions, Inc., Cypress Environmental Partners, L.P., Exponent, Inc., Hill International, Inc., Limbach Holdings, Inc., NV5 Global, Inc., RCM Technologies, Inc., and Resources Connection, Inc.

(5)

The Company has determined that adjusted EBITDA from operations is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year. Adjusted EBITDA is a non-GAAP measure and it means the Company’s net income (loss) as determined in accordance with GAAP, plus (1) interest expense, (2) income tax expense (benefit), (3) stock-based compensation, (4) interest accretion, (5) depreciation and amortization, (6) transaction costs, (7) (gain) loss on sale of equipment, and (8) plus or minus the effect of any extraordinary item or extraordinary transaction. See Appendix B for the Company’s reconciliation of Net Income to Adjusted EBITDA.

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote
(1)	Mr. Bieber was our principal executive officer for the year 2024. Dr. Brisbin was our principal executive officer for the years 2023, 2022, 2021 and 2020.
(3)	In 2024, our other NEOs consisted of Creighton K. Early, Chief Financial Officer, and Micah H. Chen, General Counsel. In 2023 and 2022, our other

NEOs consisted of Michael A. Bieber, President, Creighton K. Early, Chief Financial Officer, Micah H. Chen, General Counsel, and Paul Whitelaw, former Senior Vice President, Business Development. In 2021, our other NEOs consisted of Michael A. Bieber, President, Creighton K. Early, Chief Financial Officer, Stacy B. McLaughlin, former Chief Financial Officer, Micah H. Chen, General Counsel, and Paul Whitelaw, former Senior Vice President, Business Development. In 2020, our other NEOs consisted of Michael A. Bieber, President, Stacy B. McLaughlin, former Chief Financial Officer, Daniel Chow, former Chief Operating Officer, and Adam C. Procell, former Chief Strategy Officer.

Peer Group Issuers, Footnote
(4)

Total shareholder return assumes that $100 was invested on the measurement date in Willdan Group, Inc. common stock and the peer group as set forth below. This shareholder return assumes reinvestment of all dividends. As part of our bi-annual independent compensation consultant study, our peer group is analyzed and updated to (i) replace peers that have have been acquired and (ii) ensure the companies in our peer group continue to be comparable in size, business profile, and other factors, in order to be appropriate for the compensation decision-making process.
The customized peer group for 2024 consists of: American Superconductor Corporation, Ameresco, Inc., Bowman Consulting Group Ltd., C3.ai, Inc., Exponent, Inc., ICF International, Inc., Iteris, Inc., Limbach Holdings, Inc., LSI Industries, Inc., Montrose Environmental Group, Inc., NV5 Global, Inc., Quest Resource Holding Corporation, RCM Technologies, Inc., Resources Connection, Inc., and Stem, Inc. The peer group total shareholder return for 2024 utilizing the peer group of 2023 is $(35.19).
The customized peer group for 2023 and 2022 consists of: American Superconductor Corporation, Atlas Technical Consultants, Inc., Bowman Consulting Group Ltd., C3.ai, Inc., Charah Solutions, Inc., Exponent, Inc., FTC Solar, Inc., ICF International, Inc., Limbach Holdings, Inc., Montrose Environmental Group, Inc., NV5 Global, Inc., Orion Energy Systems, Inc., RCM Technologies, Inc., Resources Connection, Inc., and Stem, Inc. The customized peer group for 2021 and 2020 consists of: Ameresco, Inc., Charah Solutions, Inc., Cypress Environmental Partners, L.P., Exponent, Inc., Hill International, Inc., Limbach Holdings, Inc., NV5 Global, Inc., RCM Technologies, Inc., and Resources Connection, Inc.

PEO Total Compensation Amount	$ 2,400,089	$ 1,577,003	$ 2,086,033	$ 2,990,848	$ 2,190,963
PEO Actually Paid Compensation Amount	$ 4,997,113	2,679,260	(1,401,302)	959,656	6,791,079
Adjustment To PEO Compensation, Footnote
(2)

Amounts presented under “Compensation Actually Paid” do not reflect actual amounts of compensation paid to the PEO and other Non-PEO NEOs; rather, “Compensation Actually Paid” amounts are calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the detail of amounts deducted and added to the Summary Compensation Table total to calculate “Compensation Actually Paid”. There are no adjustments for pension or dividend payments as the Company does not have supplemental executive retirement plans and does not pay dividends. The valuation assumptions used to calculate fair values of equity awards did not materially differ from those disclosed at the time of grant.

	2024
	PEO	Average of Non-PEO NEOs
Total Compensation as reported on Summary Compensation Table	$2,400,089	$916,296
Subtract pension values reported in Summary Compensation Table	$—	$—
Subtract the fair value of stock awards reported in Summary Compensation Table	$(1,102,000)	$(264,480)
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	$—
Add fair value as of end of covered year of equity awards granted in covered year that are unvested and outstanding at end of covered year	$2,832,699	$679,858
Add dividends paid on unvested shares/share units	$—	$—
Add change in fair value from end of prior year to end of covered year for equity awards granted in prior years that were outstanding and unvested at end of covered year	$670,431	$253,878
Add equity awards that are granted and vest in the covered year, the fair value as of the vesting date	$—	$—
Add change in fair value from end of prior year to vesting date for equity awards granted in prior years that vested during covered year	$195,894	$35,748
Subtract equity awards granted in prior years that are forfeited in covered year, the fair value of such equity awards as of the end of the prior year	$—	$—
Compensation Actually Paid	$4,997,113	$1,621,300

Non-PEO NEO Average Total Compensation Amount	$ 916,296	744,688	895,360	757,809	893,569
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,621,300	1,022,936	(95,303)	270,012	2,130,191
Adjustment to Non-PEO NEO Compensation Footnote
(2)

Amounts presented under “Compensation Actually Paid” do not reflect actual amounts of compensation paid to the PEO and other Non-PEO NEOs; rather, “Compensation Actually Paid” amounts are calculated in accordance with Item 402(v) of Regulation S-K. The following table presents the detail of amounts deducted and added to the Summary Compensation Table total to calculate “Compensation Actually Paid”. There are no adjustments for pension or dividend payments as the Company does not have supplemental executive retirement plans and does not pay dividends. The valuation assumptions used to calculate fair values of equity awards did not materially differ from those disclosed at the time of grant.

	2024
	PEO	Average of Non-PEO NEOs
Total Compensation as reported on Summary Compensation Table	$2,400,089	$916,296
Subtract pension values reported in Summary Compensation Table	$—	$—
Subtract the fair value of stock awards reported in Summary Compensation Table	$(1,102,000)	$(264,480)
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the current year	$—	$—
Add fair value as of end of covered year of equity awards granted in covered year that are unvested and outstanding at end of covered year	$2,832,699	$679,858
Add dividends paid on unvested shares/share units	$—	$—
Add change in fair value from end of prior year to end of covered year for equity awards granted in prior years that were outstanding and unvested at end of covered year	$670,431	$253,878
Add equity awards that are granted and vest in the covered year, the fair value as of the vesting date	$—	$—
Add change in fair value from end of prior year to vesting date for equity awards granted in prior years that vested during covered year	$195,894	$35,748
Subtract equity awards granted in prior years that are forfeited in covered year, the fair value of such equity awards as of the end of the prior year	$—	$—
Compensation Actually Paid	$4,997,113	$1,621,300

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

As described in detail in the CD&A, the Company’s executive compensation program consists of several compensation elements reflecting the Company’s pay-for-performance philosophy. The most important financial performance measures used to link compensation actually paid to the Company’s NEOs with the Company’s performance for 2024 are as follows:

▪     Adjusted EBITDA

▪     Adjusted Diluted Earnings per Share

▪     Net Revenue

▪     Relative Total Shareholder Return

Total Shareholder Return Amount	$ 23.02	(31.13)	(42.81)	12.78	33.61
Peer Group Total Shareholder Return Amount	(25.64)	(33.64)	(39.64)	102.49	41.27
Net Income (Loss)	$ 22,570,000	$ 10,926,000	$ (8,448,000)	$ (8,417,000)	$ (14,496,000)
Company Selected Measure Amount	56,751,000	45,695,000	23,276,000	27,526,000	28,126,000
PEO Name	Mr. Bieber
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)

The Company has determined that adjusted EBITDA from operations is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year. Adjusted EBITDA is a non-GAAP measure and it means the Company’s net income (loss) as determined in accordance with GAAP, plus (1) interest expense, (2) income tax expense (benefit), (3) stock-based compensation, (4) interest accretion, (5) depreciation and amortization, (6) transaction costs, (7) (gain) loss on sale of equipment, and (8) plus or minus the effect of any extraordinary item or extraordinary transaction. See Appendix B for the Company’s reconciliation of Net Income to Adjusted EBITDA.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Diluted Earnings per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,102,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,832,699
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	670,431
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	195,894
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(264,480)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	679,858
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	253,878
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 35,748